UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017

13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez               New York, New York           November 10, 2008
------------------              ----------------------         ----------------
     [Signature]                    [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:   $86,947
                                          (thousands)


List of Other Included Managers: NONE



                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP

COLUMN 1                       COLUMN 2        COLUMN 3     COLUMN 4      COLUMN 5        COLUMN 6 COLUMN 7         COLUMN 8

                               TITLE                        VALUE      SHRS OR   SH/ PUT/   INVSMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS        CUSIP       (x$1000)    PRN AMT   PRN CALL   DSCRTN  MGRS      SOLE      SHARED  NONE

APPLIED MATLS INC              COM             038222105    2,844        187,950 SH          Sole              187,950
ARUBA NETWORKS INC             COM             043176106    1,210        235,926 SH          Sole              235,926
BRIGHTPOINT INC                COM NEW         109473405      852        118,373 SH          Sole              118,373
CEVA INC                       COM             157210105    4,601        554,331 SH          Sole              554,331
CHECK POINT SOFTWARE TECH LT   ORD             M22465104    7,034        309,320 SH          Sole              309,320
FOCUS MEDIA HLDG LTD           SPONSORED ADR   34415V109    1,443         50,600 SH          Sole               50,600
INTEL CORP                     COM             458140100    3,119        166,500 SH          Sole              166,500
KENEXA CORP                    COM             488879107    1,263         80,000 SH          Sole               80,000
MEMC ELECTR MATLS INC          COM             552715104    1,429         50,572 SH          Sole               50,572
MONOLITHIC PWR SYS INC         COM             609839105    2,125        122,333 SH          Sole              122,333
NETLOGIC MICROSYSTEMS INC      COM             64118B100    9,937        328,610 SH          Sole              328,610
ON SEMICONDUCTOR CORP          COM             682189105    7,650      1,131,676 SH          Sole            1,131,676
OPEN TEXT CORP                 COM             683715106    2,533         73,239 SH          Sole               73,239
PHOENIX TECHNOLOGY LTD         COM             719153108      775         97,050 SH          Sole               97,050
POWERSHARES QQQ TRUST          UNIT SER 1      73935A104    7,782        200,000 SH          Sole              200,000
POWERWAVE TECHNOLOGIES INC     COM             739363109    2,860        722,118 SH          Sole              722,118
QUEST SOFTWARE INC             COM             74834T103    3,279        258,367 SH          Sole              258,367
RF MICRODEVICES INC            COM             749941100    2,628        900,000 SH          Sole              900,000
SPDR TR                        UNIT SER 1      78462F103    8,119         70,000 SH          Sole               70,000
SALESFORCE COM INC             COM             79466L302      387          8,000 SH          Sole                8,000
SIGMA DESIGNS INC              COM             826565103    4,555        320,305 SH          Sole              320,305
SILICON LABORATORIES INC       COM             826919102    3,303        107,600 SH          Sole              107,600
TRIDENT MICROSYSTEMS INC       COM             895919108      734        306,000 SH          Sole              306,000
VALENCE TECHNOLOGY INC         COM             918914102    1,001        290,000 SH          Sole              290,000
VICOR CORP                     COM             925815102    5,484        617,539 SH          Sole              617,539


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